-------------------------------------------------------------------------------
DELAFIELD
FUND, INC.








                                  Annual Report
                               September 30, 1995



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    DELAFIELD                      600 FIFTH AVENUE, NEW YORK, N.Y. 10020
    FUND, INC.                     (212) 830-5200

===============================================================================

Dear Shareholder,


During the 1995 fiscal year ending September 30th, the Fund's net asset value increased 20.1% versus an increase of 29.7% in the Standard & Poor's 500, each on a total return basis.

As of September 29th a milestone event in our short history took place when two partnerships, which we managed, terminated and virtually all the distributed assets were invested in the Delafield Fund. As a result, our assets now total more than $42.0 million and our exposure to equities has dropped from 73% at the end of June to 59% at fiscal year end. The ten largest holdings of the Fund accounted for 24% of total assets.

We are disappointed that we have not kept up with the market's overall gain in 1995 but we are not surprised by this. Our reserves have been substantial throughout the year, which we believe has been prudent. However, the new infusion has raised them to an even higher level. We are not uncomfortable with this liquidity, but it will inevitably be a drag on our results if the market continues to climb. While we believe it may take a little time to bring our equity exposure back to a more normal level, we expect the tax loss selling this year may bring some attractively priced investment opportunities to the surface.

The Fund's net asset value as of September 30, 1995 was $11.95 per share after accounting for a dividend distribution of $0.99 per share; comprised of $0.13 in current dividends, $0.38 in short term capital gains and $0.48 in long term capital gains. We hope this ratio will be skewed more to long term gains versus short term in the future now that the Fund is almost two years old.
Nevertheless, if we believe that the increase in the price of one of our holdings is unsustainable, we will trim it or even sell it all since valuation can overwhelm tax considerations.

We thank you for your support and look forward to serving your needs.



Sincerely,

/S/ J. Dennis Delafield                           /s/ Vincent Sellecchia

J. Dennis Delafield                               Vincent Sellecchia
Chairman                                          President

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================



The Table below represents the omitted line graph which compares the change in value of $10,000 investment in the Delafield Fund, Inc. and the S&P Index.

INCEPTION            S&P 500        DELAFIELD
---------           ---------       ---------
11/19/93            10,000.00       10,000.00
12/31/93            10,112.00       10,170.00
03/31/94             9,728.76       10,060.16
06/30/94             9,769.62       10,360.96
09/30/94            10,247.35       10,892.48
12/31/94            10,245.30       10,738.90
03/31/95            11,243.19       11,805.27
06/30/95            12,316.92       12,349.49
09/30/95            13,296.11       13,075.64

The following table was embedded in the line graph represented above.

                                Average Annual Return
                       -------------------------------------------
                                                          Since
                         One Year       Five Year      11/19/1993
                       ------------   -------------    ------------
Delafield Fund, Inc.      20.05%           N/A             30.77%
S&P 500                   29.74%           N/A             32.95%


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



-------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1995

===============================================================================


                                                                                                     Value
                                                                               Shares              (Note 1)
                                                                               ------               ------
Common Stocks (58.77%)
-----------------------------------------------------------------------------------------------------------------------------------

 Banking (2.13%)
 California Federal Bank, Federal Savings Bank*                                14,600           $       229,950
 Mellon Bank Corporation                                                       15,000                   669,375
                                                                                                 --------------
                                                                                                        899,325
                                                                                                 --------------
 Chemicals (2.08%)
 Lubrizol Corporation                                                          27,000                   880,875
                                                                                                 --------------

 Consumer Products and Services (1.51%)
 Bush Industries                                                               45,000                   641,250
                                                                                                 --------------

 Energy (9.22%)
 ENSCO International Inc.*                                                     12,000                   204,000
 Getty Petroleum                                                                8,000                   108,000
 J Ray McDermott S.A.*                                                         26,500                   596,250
 McDermott International, Inc.                                                 65,000                 1,283,750
 Oryx Energy Co.*                                                              35,000                   455,000
 Louisiana Land Exploration Company                                            25,000                   890,625
 Union Texas Petroleum Holdings                                                20,000                   365,000
                                                                                                 --------------
                                                                                                      3,902,625
                                                                                                 --------------
 Food and Beverage (1.16%)
 Dole Food Company, Inc.                                                        5,000                   173,125
 Interstate Bakeries Corp.                                                     15,000                   316,875
                                                                                                 --------------
                                                                                                        490,000
                                                                                                 --------------
 Industrial Products (9.32%)
 AMETEK, Inc.                                                                  62,000                 1,061,750
 Federal Mogul Corporation                                                     30,000                   573,750
 Harsco Corporation                                                            15,000                   834,375
 Sheldahl, Inc.*                                                                5,000                    96,250
 Sundstrand Corp.                                                               6,000                   388,500
 Westinghouse Electric                                                         39,000                   585,000
 Zemex Corporation*                                                            42,000                   404,250
                                                                                                 --------------
                                                                                                      3,943,875
                                                                                                 --------------
 Industrial Services (2.13%)
 Commerce Clearing House                                                       10,000                   222,500
 Univar Corp.                                                                  48,400                   677,600
                                                                                                 --------------
                                                                                                        900,100
                                                                                                 --------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

===============================================================================

                                                                                                     Value
                                                                               Shares              (Note 1)
                                                                               ------               ------
Common Stocks (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Insurance (Life) (5.60%)
Life Partners Group                                                            40,000           $        690,000
PennCorp Financial Group, Inc.                                                 18,000                    429,750
Provident Cos., Inc. Class A                                                    5,000                    133,750
Provident Cos., Inc. Class B                                                   22,000                    596,750
Security-Connecticut Corp.                                                     10,000                    276,250
UNUM Corporation                                                                4,600                    242,650
                                                                                                 ---------------
                                                                                                       2,369,150
                                                                                                 ---------------
Insurance (Property/Casualty) (2.58%)
Allmerica Property & Casualty                                                  12,600                    300,825
Guaranty National Corporation                                                  15,000                    249,375
Home State Holdings Inc.*                                                      60,000                    540,000
                                                                                                 ---------------
                                                                                                       1,090,200
                                                                                                 ---------------
Insurance (Reinsurance) (3.10%)
Risk Capital Holding Incorporated*                                             20,000                    435,000
Zurich Reinsurance Centre Holdings, Inc.*                                      29,500                    877,625
                                                                                                 ---------------
                                                                                                       1,312,625
                                                                                                 ---------------
Office Equipment (1.82%)
BancTec, Inc.*                                                                 21,000                    451,500
Wang Laboratories, Inc.*                                                       20,000                    317,500
                                                                                                 ---------------
                                                                                                         769,000
                                                                                                 ---------------
Real Estate (2.59%)
Catellus Development Corp.*                                                    65,000                    414,375
Kimco Realty Corp.                                                              3,000                    119,625
RPS Realty Corp.                                                              125,000                    562,500
                                                                                                 ---------------
                                                                                                       1,096,500
                                                                                                 ---------------
Retail (6.28%)
Dress Barn, Inc.*                                                              55,000                    570,625
The Limited, Inc.                                                             100,000                  1,900,000
Waban Inc.*                                                                    10,000                    188,750
                                                                                                 ---------------
                                                                                                       2,659,375
                                                                                                 ---------------
Textile/Apparel (5.56%)
Farah Manufacturing*                                                          116,000                    855,500
Fruit of the Loom, Inc.*                                                       50,000                  1,031,250
Haggar Corp.                                                                   25,000                    465,625
                                                                                                 ---------------
                                                                                                       2,352,375
                                                                                                 ---------------
Miscellaneous (3.69%)
ARI Network*                                                                   50,000                    125,000
Florida East Coast Industries                                                   4,000                    287,000
Gilbert Associates, Inc.                                                       35,000                    472,500
London American Growth*                                                       650,000                    678,464
                                                                                                 ---------------
                                                                                                       1,562,964
                                                                                                 ---------------
Total Common Stocks (Cost $23,187,618)                                                          $     24,870,239
                                                                                                 ---------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                  Face                 Value
                                                                                Amount               (Note 1)
                                                                                ------                ------
Corporate Bonds (2.72%)
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous (1.93%)
American Annuity Group, 11.125%, due 2/01/2003                               $ 205,000           $       216,275
American Annuity Group Senior Notes, 9.500%, due 8/15/2001                     600,000                   600,000
                                                                                                  --------------
                                                                                                         816,275
                                                                                                  --------------
Industrial Products (0.50%)
AMETEK, Inc. 9.750%
  debentures, due 03/15/2004                                                   200,000                   213,000
                                                                                                  --------------

Insurance (Life) (0.29%)
PennCorp Financial Group 9.250%, due 12/15/2003                                125,000                   124,375
                                                                                                  --------------

Total Corporate Bonds (Cost $1,140,521)                                                          $     1,153,650
                                                                                                  --------------
U.S. Government Obligations (2.35%)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.500%, due 07/31/97                                    1,000,000                   993,906
                                                                                                  --------------
Total U.S. Government Obligations (Cost $995,739)                                                $       993,906
                                                                                                  --------------

Short-Term Investments (6.34%)
Repurchase Agreements (6.34%)
-----------------------------------------------------------------------------------------------------------------------------------
 Morgan (J.P.) Securities Inc., 6.35%, due 10/02/95
 (Collateralized by $2,548,000
 U.S. Treasury Notes, 7.750%, due 01/31/2000)                                2,681,000                 2,681,000
                                                                                                  --------------
Total Short-Term Investments (Cost $2,681,000)                                                   $     2,681,000
                                                                                                  --------------
Total Investments (70.18%) (Cost $28,004,878+)                                                        29,698,795
Cash and Other Assets, Net of Liabilities (29.82%)                                                    12,617,472
                                                                                                  --------------
Net Assets (100.00%)                                                                             $    42,316,267
                                                                                                  ==============

*    Non-income producing.
+ Aggregate cost for federal income tax purposes is $28,020,242. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,919,595 and $241,042 respectively.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DELAFIELD FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

===============================================================================


ASSETS

Investments in securities at value (Cost $28,004,878)..............................        $     29,698,795
Cash...............................................................................                  97,719
Receivables:
   Capital shares sold.............................................................              22,941,380
   Dividends and interest..........................................................                  38,982
Deferred organization expenses.....................................................                  27,274
Other..............................................................................                  42,085
                                                                                            ---------------
       Total assets................................................................              52,846,235
                                                                                            ---------------
LIABILITIES
Payables:
   Securities purchased............................................................              10,436,902
   Capital shares redeemed.........................................................                     222
Due to manager for organization expenses...........................................                  43,504
Accrued expenses and other liabilities.............................................                  49,340
                                                                                            ---------------
       Total liabilities...........................................................              10,529,968
                                                                                            ---------------
Net assets.........................................................................              42,316,267
                                                                                            ===============
Share outstanding (Note 3).........................................................               3,541,544
Net asset value....................................................................                   11.95

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995

===============================================================================


INVESTMENT INCOME
Income:
    Interest.......................................................................        $        205,726
    Dividends......................................................................                 178,518
                                                                                            ---------------
          Total income.............................................................                 384,244
                                                                                            ---------------
Expenses: (Note 2)
    Investment management fee......................................................                 104,515
    Administration fee.............................................................                  26,129
    Distribution fee...............................................................                  32,661
    Custodian, shareholder servicing and related shareholder expenses..............                  50,806
    Legal, compliance and filing fees..............................................                  31,639
    Audit and accounting...........................................................                  44,586
    Directors' fees and expenses...................................................                   7,533
    Amortization of organization costs.............................................                   8,694
    Other..........................................................................                   1,419
                                                                                            ---------------
          Total expenses...........................................................                 307,982
          Less:
          Fees waived..............................................................        (         92,264)
          Expenses paid indirectly.................................................        (          8,094)
                                                                                            ---------------
          Net expenses.............................................................                 207,624
                                                                                            ---------------
          Net investment income....................................................                 176,620
                                                                                            ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments............................................               1,109,109
Net change in unrealized appreciation (depreciation) of investments................               1,256,131
                                                                                            ---------------
               Net gain (loss) on investments......................................               2,365,240
                                                                                            ---------------
Increase (decrease) in net assets from operations..................................        $      2,541,860
                                                                                            ===============

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================



                                                                                                  November 19, 1993
                                                                              Year Ended           (Inception) to
                                                                          September 30, 1995     September 30, 1994
                                                                          ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

  Net investment income...................................................$        176,620       $          53,186

  Net realized gain on investments........................................       1,109,109                 113,563

  Net change in unrealized appreciation (depreciation) ...................       1,256,131                 437,786
                                                                            --------------        ----------------

   Increase (decrease) in net assets from operations......................       2,541,860                 604,535

Distributions from:

  Net investment income...................................................(        167,085)      (          53,384)

  Net realized gain on investments........................................(      1,213,983)                    --

Capital share transactions (Note 3).......................................      31,497,340               9,006,984
                                                                            --------------        ----------------

  Total increase (decrease)...............................................      32,658,132               9,558,135

Net Assets:

  Beginning of period.....................................................       9,658,135                 100,000
                                                                            --------------        ----------------

  End of period...........................................................$     42,316,267*      $       9,658,135
                                                                            ==============        ================



*  Undistributed net investment income at September 30, 1995 was $9,337.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies


Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. ("The Manager") equal to .80% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


2. Investment Management Fees and Other Transactions with Affiliates (Continued)

extent that such expenses, including the management fee, for any fiscal year exceed 2 1/2% of the first $30 million of its average net assets, 2% of the next $70 million of its average net assets and 1 1/2% of its average net assets in excess of $100 million. No such reimbursement was required for the year ended September 30, 1995.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

Pursuant to a Distribution Plan adopted under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund an annual fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended  September  30,  1995,  the  Manager  and the  Distributor
voluntarily  waived  investment   management  fees,   administration   fees  and
shareholder servicing fees of $33,474, $26,129 and $32,661, respectively.

Brokerage commissions paid during the year to the Distributor amounted to $31,896.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,500 per annum plus $250 per meeting attended.

Included  in  the  Statement  of  Operations   under  the  caption   "Custodian,
Shareholder Servicing and related shareholder expenses" are custodian expense offsets of $8,094.

3. Capital Stock

At September 30, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $40,604,324. Transactions in capital stock were as follows:

                                                              Year                                November 19, 1993
                                                              Ended                                (Inception) to
                                                         September 30, 1995                      September 30, 1994
                                                 ---------------------------------           ----------------------------
                                                     Shares              Amount               Shares             Amount
                                                 -------------      --------------           ----------       -----------
Sold........................................        2,620,590           31,143,565             896,231          9,145,032
Issued on reinvestment of dividends.........          117,889            1,380,528               5,041             53,002
Redeemed....................................        (  89,769)       (   1,026,753)           ( 18,438)         ( 191,050)
                                                  -----------        -------------            --------          ---------
Net increase (decrease).....................        2,648,710       $   31,497,340             882,834        $ 9,006,984
                                                  ===========        =============            ========         ==========


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $23,350,284 and
$6,243,560 respectively. Accumulated undistributed net realized gains at September 30, 1995 amounted to $8,689.

5. Selected Financial Information

                                                                                                      November 19, 1993
                                                                         Year                            (Inception)
                                                                         Ended                               to
                                                                  September 30, 1995                 September 30, 1994
                                                                  ------------------                 ------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
 Net asset value, beginning of period....                           $          10.82                    $         10.00
                                                                    ----------------                    ---------------
 Income from investment operations:
   Net investment income.................                                        .13                               0.07
   Net realized and unrealized
     gains (losses) on investments..........                                    1.99                               0.82
                                                                     ---------------                    ---------------
 Total from investment operations...........                                    2.12                               0.89
                                                                     ---------------                    ---------------
 Less distributions:
   Dividends from net investment income.....                        (            .13)                  (            .07)
   Distribution from net realized gains on investments              (            .86)                          ---
                                                                     ---------------                    ---------------
 Total distributions........................                        (            .99)                  (            .07)
                                                                     ---------------                    ---------------
 Net asset value, end of period.............                        $          11.95                   $          10.82
                                                                     ===============                    ===============
 Total Return...............................                                   20.05%                              8.93%+
                                                                     ===============                    ===============
 Ratios/Supplemental Data...................
 Net assets, end of period(000).............                        $        42,316                    $         9,658
 Ratios to average net assets:
    Expenses................................                                    1.65%*++                           1.78%*++
    Net investment income...................                                    1.35%*++                           0.96%*++
Portfolio turnover rate.....................                                   70.36                              42.84

*    Annualized
+    Not Annualized
++   Net of investment management, administration and shareholder servicing fees waived equivalent to .71% and 1.12%, respectively, of average net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


DELAFIELD FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================


The Board of Directors and Shareholders
Delafield Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Delafield Fund, Inc. as of September 30, 1995 and the related statement of operations for the year then ended and the statements of changes in net assets, and the selected financial information for the year then ended and for the period from November 19, 1993 (inception) to September 30, 1994. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Delafield Fund, Inc. as of September 30, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

/s/ Mc Gladrey & Pullen, LLP


New York, New York
October 27, 1995


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
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Delafield Fund, Inc.

     600 Fifth Avenue
     New York, New York 10020

Manager

     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian, Transfer Agent &
Dividend Disbursing Agent

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105